Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 100,967	$ 92,225
Less: Allowance for credit losses for accounts receivable	(3,269)	(3,115)
Total	$ 97,698	$ 89,110